Employee Benefits - Expenses for Defined Benefit Plans (Impact on Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses for defined benefit plans:
Service cost		€ 280	€ 345	€ 272
Net interest cost (income)		4	9	(11)
Total expenses defined benefit plans		284	354	261
Expenses for defined contribution plans:
BVV		62	66	50
Pension fund for Postbanks postal civil servants		88	93	95
Other defined contribution plans		271	281	284
Total expenses for defined contribution plans		421	440	429
Total expenses for post-employment benefit plans		705	794	690
Employer contributions to mandatory German social security pension plan		236	243	237
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[1]	560	535	620
Expenses for share-based payments, cash settled	[1]	1	22	3
Expenses for cash retention plans	[1]	481	363	487
Expenses for severance payments	[2]	€ 137	€ 94	€ 149

[1]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Groups restructuring expenses.
[2]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized.